STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the Prospectuses and related Statement of Additional Information describing the Company's Balanced, Diversified Equity Income, Equity Index, Equity Value, Growth, International Equity, Small Cap, and Strategic Growth Funds that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 53 to the Company's Registration Statement on Form N-1A, the text of which was filed on April 30, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 7th day of May, 1999.


Witness:                                                  STAGECOACH FUNDS, INC.


By:       /s/ Ann Bonsteel                        By:  /s/ Richard H. Blank, Jr.
Name:     Ann Bonsteel                                     Richard H. Blank, Jr.
Title:    Assistant Secretary                           Chief Operating Officer,
                                                         Secretary and Treasurer